Common Shares - Maximum Number of Shares Outstanding Exercised or converted (Detail) (Common Shares [Member], Subsequent Event [Member])	Mar. 07, 2013
Common Shares [Member] | Subsequent Event [Member]
Common Shares [Line Items]
Common Shares	233,839,998
Stock options [note 17]	6,535,694
Total number of shares outstanding	240,375,692